Impairment losses (Tables)	12 Months Ended
Mar. 31, 2019
Impairment losses
Schedule of impairment charges recognised

		2019	2018	2017
Cash-generating unit	Reportable segment	€m	€m	€m
Spain	Spain	2,930	—	—
Romania	Other Europe	310	—	—
Vodafone Idea	Other Markets	255	—	—
Other	Common Functions	30	—	—
		3,525	—	—

Schedule of carrying value of goodwill

	2019	2018
	€m	€m
Germany	12,479	12,479
Italy	3,654	3,654
	16,133	16,133
Other	7,220	10,601
	23,353	26,734

Schedule of key assumptions used in the value in use calculations

Key assumptions used in the value in use calculations

The key assumptions used in determining the value in use are:

Assumption	How determined
Projected adjusted EBITDA	Projected adjusted EBITDA has been based on past experience adjusted for the following:

– In Europe, mobile revenue is expected to benefit from increased usage as customers transition to higher data bundles, and new products and services are introduced. Fixed revenue is expected to continue grow as penetration is increased and more products and services are sold to customers, and

– In the Rest of the World, revenue is expected to continue to grow as the penetration of faster data-enabled devices and rises along with higher data bundle attachment rates, and new products and services are introduced. The segment is also expected to benefit from increased usage and penetration of M-Pesa in Africa; and

– Margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on past experience and include the ongoing capital expenditure required to increase capacity, meet the population coverage requirements of certain of the Group’s licences and facilitate the continued growth in revenue and EBITDA discussed above. In Europe, capital expenditure is required to roll out capacity-building next generation 5G and gigabit networks. In the Rest of the World, capital expenditure will be required for the continued rollout of current and next generation mobile networks in emerging markets. Capital expenditure includes cash outflows for the purchase of property, plant and equipment and computer software.

Projected licence and spectrum payments

The cash flow forecasts for licence and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed.

Long-term growth rate	For businesses where the five year management plans are used for the Group’s value in use calculations, a long-term growth rate into perpetuity has been determined as the lower of:
– the nominal GDP growth rate forecasts for the country of operation; and
– the long-term compound annual growth rate in adjusted EBITDA in years six to ten estimated by management.

Pre-tax risk adjusted discount rate

The discount rate applied to the cash flows of each of the Group’s operations is generally based on the risk free rate for ten year bonds issued by the government in the respective market. Where government bond rates contain a material component of credit risk, high-quality local corporate bond rates may be used.

These rates are adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific Group operating company. In making this adjustment, inputs required are the equity market risk premium (that is the required return over and above a risk free rate by an investor who is investing in the market  as a whole) and the risk adjustment, beta, applied to reflect the risk of the specific Group operating company relative to the market as a whole.

In determining the risk adjusted discount rate, management has applied an adjustment for the systematic risk to each of the Group’s operations determined using an average of the betas of comparable listed telecommunications companies and, where available and appropriate, across a specific territory. Management has used a forward-looking equity market risk premium that takes into consideration both studies by independent economists, the long term average equity market risk premium and the market risk premiums typically used by valuations practitioners.

Schedule of carrying value of cash-generating unit materially exceed its recoverable amount

	Recoverable amount less carrying value
	Decrease by 2pps	Base Case	Increase by 2pps
	€bn	€bn	€bn
Germany	4.2	7.4	10.8
Italy	1.5	2.7	4.1
Spain	(0.3)	0.5	1.4
Romania	0.0	0.1	0.2

Note:

1Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

Schedule of assumptions used in valuation of impairment loss

Year ended 31 March 2019

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Germany	Italy	Spain	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.3	10.5	9.3	11.1
Long-term growth rate	0.5	1.0	0.5	1.0
Projected adjusted EBITDA[1]	2.9	(0.1)	9.2	3.8
Projected capital expenditure[2]	16.9-19.9	12.2-12.5	17.1-18.4	12.1-12.7

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2019.

	Change required for carrying value to equal recoverable amount
	Germany	Italy	Spain	Romania
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	2.1	2.5	0.5	1.2
Long-term growth rate	(2.2)	(2.9)	(0.7)	(1.5)
Projected adjusted EBITDA[1]	(4.9)	(4.6)	(1.3)	(2.0)
Projected capital expenditure[2]	15.4	11.2	2.7	3.3

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the year ended 31 March 2019.

	Change required for carrying value to equal recoverable amount
	UK	Ireland	Portugal
	pps	pps	pps
Pre-tax risk adjusted discount rate	0.7	1.2	0.7
Long-term growth rate	(0.9)	(1.4)	(0.7)
Projected adjusted EBITDA[1]	(1.9)	(2.7)	(1.4)
Projected capital expenditure[2]	3.3	8.4	3.4

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing

Year ended 31 March 2018

Value in use assumptions

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Germany	Spain	Italy	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.3	9.7	10.4	9.8
Long-term growth rate	0.5	1.5	1.0	1.5
Projected adjusted EBITDA[1]	3.7	5.9	(2.6)	2.6
Projected capital expenditure[2]	16.6–18.8	16.8–17.4	12.1–13.3	11.9–14.6

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2018.

	Change required for carrying value to equal recoverable amount
	Germany	Spain	Romania
	pps	pps	pps
Pre-tax risk adjusted discount rate	2.0	0.2	0.1
Long-term growth rate	(2.3)	(0.2)	(0.1)
Projected adjusted EBITDA[1]	(3.3)	(0.3)	(0.1)
Projected capital expenditure[2]	16.3	1.4	0.4

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the year ended 31 March 2018.

	Change required for carrying value to equal recoverable amount
	UK	Ireland	Portugal	Czech Republic
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.5	0.6	1.0	3.1
Long-term growth rate	(0.6)	(0.7)	(1.1)	(4.0)
Projected adjusted EBITDA[1]	(0.8)	(1.0)	(1.5)	(4.0)
Projected capital expenditure[2]	3.2	4.2	6.4	16.9

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2017

Value in use assumptions

The table below shows key assumptions used in the value in use calculations.

	Assumptions used in value in use calculation
	Germany	Spain	Italy	Romania
	%	%	%	%
Pre-tax adjusted discount rate	8.4	9.7	10.3	9.0
Long-term growth rate	0.5	1.5	1.0	1.0
Projected adjusted EBITDA[1]	3.0	7.9	(0.8)	0.1
Projected capital expenditure[2]	14.9–16.5	14.3-15.8	12.7-14.2	12.6-15.9

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
2

Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Sensitivity analysis

The changes in the following table to assumptions used in the impairment review would, in isolation, lead to an impairment loss being recognised for the year ended 31 March 2017:

	Change required for carrying value to equal recoverable amount
	Germany	Spain	Romania
	pps	pps	pps
Pre-tax risk adjusted discount rate	0.9	0.6	1.5
Long-term growth rate	(1.0)	(0.7)	(1.7)
Projected adjusted EBITDA[1]	(1.6)	(1.1)	(1.9)
Projected capital expenditure[2]	7.6	4.4	7.1

Notes:

1Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

The changes in the following table to assumptions used in the impairment review would have, in isolation, led to an impairment loss being recognised in the year ended 31 March 2017:

	Change required for carrying value
	to equal recoverable amount
	UK	Ireland	Portugal	Czech Republic
	pps	pps	pps	pps
Pre-tax risk adjusted discount rate	0.5	0.8	0.6	2.1
Long-term growth rate	(0.6)	(0.9)	(0.6)	(2.4)
Projected adjusted EBITDA[1]	(0.8)	(1.2)	(0.9)	(2.8)
Projected capital expenditure[2]	3.2	4.3	3.9	12.0

Notes:

1	Projected adjusted EBITDA is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

Projected capital expenditure , which excludes licences and spectrum, is expressed as of capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing